Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table and supporting graphics provide information regarding the relationship between executive compensation actually paid (as defined by SEC rules) and the Company’s financial performance as required by Item 402(v) of Regulation
S-K.
For further information about how the Company aligns executive compensation with performance, see “Compensation Discussion and Analysis” in this proxy. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by th
e
named executive officers (NEOs).

Year (a)	Summary Compensation Table Total for CEO ($) (b)	Compensation Actually Paid to CEO ($) (c)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (d)	Average Compensation Actually Paid to Non-CEO NEOs ($) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions) (h)	Operating Income before Amortization and Impairments ($ millions) (i)
					Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)
2022	3,487,464	4,277,957	2,997,459	3,254,318	97.93	80.53	70.4	271.7
2021	2,272,461	7,665,501	2,438,194	2,712,613	100.99	66.93	353.3	168.2
2020	9,652,756	16,264,685	2,815,080	1,824,204	84.68	132.43	300.0	187.4
Column (b).
Reflects compensation amounts reported in the “Summary Compensation Table” for the
 CEO, Timothy J. O’Shaughnessy, for the respective years shown.
Column (c).
“Compensation actually paid” to
the
 CEO in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned or paid to the
 CEO during the applicable year. The adjustments in the table below were made to Mr. O’Shaughnessy’s total compensation for each year to determine the compensation actually paid:

	Mr. O’Shaughnessy
	2022	2021	2020
Total Compensation as reported in Summary Compensation Table (SCT)	$3,487,464	$2,272,461	$9,652,756
Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings reported in SCT	(22,908)	(19,561)	(19,356)
Plus: Pension value attributable to current year’s service cost and any change in pension value attributable to plan amendments made in the current year	17,528	16,048	15,472
Less: Fair value of Stock and Option Awards reported in SCT during fiscal year	—	—	(7,245,719)
Plus: Fair value of equity compensation granted in current year that are outstanding and unvested as of year-end	—	—	14,125,853
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(187,892)	757,186	(326,380)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	983,765	4,639,367	62,059
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Dividends or other earnings paid on stock or option awards in the current fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year	—	—	—
Compensation Actually Paid to CEO	$4,277,957	$7,665,501	$16,264,685
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date.
Column (d).
The dollar amounts reported under Average Summary Compensation Total for non-CEO
NEOs represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding any individual serving as the
 CEO for such year) in the “Total” column of the “Summary Compensation Table” for the respective years shown. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows:
2020: Wallace R. Cooney, Andrew S. Rosen, Nicole M. Maddrey, Denise M. Demeter
2021: Wallace R. Cooney, Andrew S. Rosen, Jacob M. Maas, Nicole M. Maddrey
2022: Wallace R. Cooney, Andrew S. Rosen, Jacob M. Maas, Nicole M. Maddrey

Column (e).
Average “compensation actually paid” for the
non-CEO
NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned or paid to the non-CEO
NEOs during the applicable year. The adjustments in the table below were made to non-CEO
NEOs total compensation for each year to determine the compensation actually paid:

	Non-CEO NEO Averages
	2022	2021	2020
Total Compensation as reported in Summary Compensation Table (SCT)	$2,997,459	$2,438,194	$2,815,080
Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings reported in SCT	(5,709)	(53,904)	(1,063,996)
Plus: Pension value attributable to current year’s service cost and any change in pension value attributable to plan amendments made in the current year	221,244	219,571	215,268
Less: Fair value of Stock and Option Awards reported in SCT during fiscal year	(873,519)	(342,750)	(9,439)
Plus: Fair value of equity compensation granted in current year that are outstanding and unvested as of year-end	928,991	392,407	—
Plus: Fair value of equity compensation granted and vested in current year	—	—	106,699
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	688	2,363	(4,947)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(14,836)	56,732	(107,031)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	(127,430)
Dividends or other earnings paid on stock or option awards in the current fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year	—	—	—
Average Compensation Actually Paid to Non-CEO NEOs	$3,254,318	$2,712,613	$1,824,204
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Time-vested restricted stock award grant date fair values are calculated using the stock price as of date of grant. Adjustments to the restricted stock fair values have been made using the stock price as of year end and as of each date of vesting. The grant date fair value of Mr. Maas’ restricted stock unit award was estimated using a Monte Carlo simulation. An adjustment to Mr. Maas’ restricted stock unit award has been made using a Monte Carlo simulation as of year end 2022 using the stock price as of the measurement date and updated assumptions (i.e., volatility, dividend yield, risk free rate) as of the measurement date.
Column (f).
The Total Shareholder Return (TSR) reflects the value as of each measurement date (December 31, 2022, 2021 and 2020) of an initial investment of $100 on December 31, 2019 in the Company’s Class B Common Stock. For purposes of the TSR, it has been assumed that quarterly dividends were reinvested.
Column (g).
The Peer Group TSR reflects the value as of each measurement date (December 31, 2022, 2021 and 2020) of an initial investment of $100 on December 31, 2019 in a custom peer group index comprised of a composite group of education and television broadcasting companies weighted by market capitalization, which includes Adtalem Global Education Inc., Chegg, Inc., The E.W. Scripps Company, Grand Canyon Education Inc., Nexstar Media Group Inc., Gray Television Inc., New Oriental Education & Technology Group Inc., Pearson plc and Tegna Inc. For purposes of the Peer Group TSR it has been assumed that dividends were reinvested on a quarterly basis.
Column (h).
Reflects “Net Income” in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form
10-K
for each of the years ended December 31, 2022, 2021 and 2020, respectively.
Column (i).
The
Company’s
selected measure is “Operating Income before Amortization and Impairments” reported as Income (Loss) from Operations before Amortization of Intangible Assets and Impairment of Goodwill and Other Long-Lived Assets in Note 19. Business Segments of the Company’s Financial Statements included in the Annual Reports on Form
10-K
for each of the years ended December 31, 2022, 2021 and 2020, respectively.

Company Selected Measure Name	Operating Income before Amortization and Impairments
Named Executive Officers, Footnote [Text Block]	The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows:
2020: Wallace R. Cooney, Andrew S. Rosen, Nicole M. Maddrey, Denise M. Demeter
2021: Wallace R. Cooney, Andrew S. Rosen, Jacob M. Maas, Nicole M. Maddrey
	2022: Wallace R. Cooney, Andrew S. Rosen, Jacob M. Maas, Nicole M. Maddrey
Peer Group Issuers, Footnote [Text Block]
Column (g).
The Peer Group TSR reflects the value as of each measurement date (December 31, 2022, 2021 and 2020) of an initial investment of $100 on December 31, 2019 in a custom peer group index comprised of a composite group of education and television broadcasting companies weighted by market capitalization, which includes Adtalem Global Education Inc., Chegg, Inc., The E.W. Scripps Company, Grand Canyon Education Inc., Nexstar Media Group Inc., Gray Television Inc., New Oriental Education & Technology Group Inc., Pearson plc and Tegna Inc. For purposes of the Peer Group TSR it has been assumed that dividends were reinvested on a quarterly basis.

PEO Total Compensation Amount	$ 3,487,464	$ 2,272,461	$ 9,652,756
PEO Actually Paid Compensation Amount	$ 4,277,957	7,665,501	16,264,685
Adjustment To PEO Compensation, Footnote [Text Block]
Column (c).
“Compensation actually paid” to
the
 CEO in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned or paid to the
 CEO during the applicable year. The adjustments in the table below were made to Mr. O’Shaughnessy’s total compensation for each year to determine the compensation actually paid:

	Mr. O’Shaughnessy
	2022	2021	2020
Total Compensation as reported in Summary Compensation Table (SCT)	$3,487,464	$2,272,461	$9,652,756
Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings reported in SCT	(22,908)	(19,561)	(19,356)
Plus: Pension value attributable to current year’s service cost and any change in pension value attributable to plan amendments made in the current year	17,528	16,048	15,472
Less: Fair value of Stock and Option Awards reported in SCT during fiscal year	—	—	(7,245,719)
Plus: Fair value of equity compensation granted in current year that are outstanding and unvested as of year-end	—	—	14,125,853
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(187,892)	757,186	(326,380)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	983,765	4,639,367	62,059
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Dividends or other earnings paid on stock or option awards in the current fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year	—	—	—
Compensation Actually Paid to CEO	$4,277,957	$7,665,501	$16,264,685
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 2,997,459	2,438,194	2,815,080
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,254,318	2,712,613	1,824,204
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Column (e).
Average “compensation actually paid” for the
non-CEO
NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned or paid to the non-CEO
NEOs during the applicable year. The adjustments in the table below were made to non-CEO
NEOs total compensation for each year to determine the compensation actually paid:

	Non-CEO NEO Averages
	2022	2021	2020
Total Compensation as reported in Summary Compensation Table (SCT)	$2,997,459	$2,438,194	$2,815,080
Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings reported in SCT	(5,709)	(53,904)	(1,063,996)
Plus: Pension value attributable to current year’s service cost and any change in pension value attributable to plan amendments made in the current year	221,244	219,571	215,268
Less: Fair value of Stock and Option Awards reported in SCT during fiscal year	(873,519)	(342,750)	(9,439)
Plus: Fair value of equity compensation granted in current year that are outstanding and unvested as of year-end	928,991	392,407	—
Plus: Fair value of equity compensation granted and vested in current year	—	—	106,699
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	688	2,363	(4,947)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(14,836)	56,732	(107,031)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	(127,430)
Dividends or other earnings paid on stock or option awards in the current fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year	—	—	—
Average Compensation Actually Paid to Non-CEO NEOs	$3,254,318	$2,712,613	$1,824,204
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Time-vested restricted stock award grant date fair values are calculated using the stock price as of date of grant. Adjustments to the restricted stock fair values have been made using the stock price as of year end and as of each date of vesting. The grant date fair value of Mr. Maas’ restricted stock unit award was estimated using a Monte Carlo simulation. An adjustment to Mr. Maas’ restricted stock unit award has been made using a Monte Carlo simulation as of year end 2022 using the stock price as of the measurement date and updated assumptions (i.e., volatility, dividend yield, risk free rate) as of the measurement date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The graphical presentation below represents the cumulative total shareholder return (TSR) for
t
he Company and custom peer group compared to “compensation actually paid” in accordance with Item 402(v) of Regulation
S-K.

Compensation Actually Paid vs. Net Income [Text Block]	The graphical prese n tation below represents the Company’s net income compared to “compensation actually paid” in accordance with Item 402(v) of Regulation S-K.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
The graphical presentation below represents the Company’s operating income before amortization
a
nd impairments compared to “compensation actually paid” in accordance with Item 402(v) of Regulation
S-K.

Total Shareholder Return Vs Peer Group [Text Block]
The graphical presentation below represents the cumulative total shareholder return (TSR) for
t
he Company and custom peer group compared to “compensation actually paid” in accordance with Item 402(v) of Regulation
S-K.

Tabular List [Table Text Block]	Performance Measures Operating Income before Amortization and Impairments Diluted Earnings Per Share Adjusted Operating Cash Flow (non-GAAP measure) Compliance with Laws and Regulations (Kaplan)
Total Shareholder Return Amount	$ 97.93	100.99	84.68
Peer Group Total Shareholder Return Amount	80.53	66.93	132.43
Net Income (Loss)	$ 70,400,000	$ 353,300,000	$ 300,000,000
Company Selected Measure Amount	271.7	168.2	187.4
PEO Name	Timothy J. O’Shaughnessy
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income before Amortization and Impairments
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Diluted Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Cash Flow (non-GAAP measure)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Compliance with Laws and Regulations (Kaplan)
PEO [Member] | Change in pension value and nonqualified deferred compensation earnings reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (22,908)	$ (19,561)	$ (19,356)
PEO [Member] | Pension value attributable to current years service cost and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,528	16,048	15,472
PEO [Member] | Fair value of stock and option awards reported in SCT during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(7,245,719)
PEO [Member] | Fair value of equity compensation granted In current year that are outstanding and unvested as of yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	14,125,853
PEO [Member] | Change In fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(187,892)	757,186	(326,380)
PEO [Member] | Change In fair value from end of prior fiscal year to end of current fiscal year for awards made In prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	983,765	4,639,367	62,059
PEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends or other earnings paid on stock or option awards in the current fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in pension value and nonqualified deferred compensation earnings reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,709)	(53,904)	(1,063,996)
Non-PEO NEO [Member] | Pension value attributable to current years service cost and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	221,244	219,571	215,268
Non-PEO NEO [Member] | Fair value of stock and option awards reported in SCT during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(873,519)	(342,750)	(9,439)
Non-PEO NEO [Member] | Fair value of equity compensation granted In current year that are outstanding and unvested as of yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	928,991	392,407	0
Non-PEO NEO [Member] | Fair value of equity compensation granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	106,699
Non-PEO NEO [Member] | Change In fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	688	2,363	(4,947)
Non-PEO NEO [Member] | Change In fair value from end of prior fiscal year to end of current fiscal year for awards made In prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,836)	56,732	(107,031)
Non-PEO NEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(127,430)
Non-PEO NEO [Member] | Dividends or other earnings paid on stock or option awards in the current fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0